Share Capital (Details) - Schedule of issued and fully paid share capital - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares	752,934	176,446	120,912
Issued and fully paid share capital	£ 55
Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares		62,604	61,250
Issued and fully paid share capital
Series A [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares		30,250	30,250
Issued and fully paid share capital
Series B [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares		29,412	29,412
Issued and fully paid share capital
Series C [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares		31,679
Issued and fully paid share capital
Series D [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares		22,501
Issued and fully paid share capital
Class A Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares	112,010
Issued and fully paid share capital	£ 8
Class C Ordinary Shares [Member]
Share Capital (Details) - Schedule of issued and fully paid share capital [Line Items]
Issued and fully paid share capital, Shares	640,924
Issued and fully paid share capital	£ 47